Annual Fund Operating Expenses	Oct. 28, 2024
GMO International Quality ETF | GMO International Quality ETF | GMO International Quality ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.60%
GMO International Value ETF | GMO International Value ETF | GMO International Value ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.60%
GMO U.S. Value ETF | GMO U.S. Value ETF | GMO U.S. Value ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.50%
GMO Beyond China ETF | GMO Beyond China ETF | GMO Beyond China ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.65%
GMO Systematic Investment Grade Credit ETF | GMO Systematic Investment Grade Credit ETF | GMO Systematic Investment Grade Credit ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	0.25%

[1]	Based on estimated amounts for the current fiscal year.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Based on estimated amounts for the current fiscal year.
[4]	Based on estimated amounts for the current fiscal year.
[5]	Based on estimated amounts for the current fiscal year.